UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30 , 2006

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ          July 18,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                50
                                                  -----------------------

Form 13F Information Table Value Total:           141950(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARE BARCL AGG BD IX             ETF       464287226         40      395SH              SOLE                                395
BLK-RK CA MUN BD                   ETF       09249J100        180    10000SH              SOLE                              10000
BLK-RK NJ                          ETF       09247C107         34     2000SH              SOLE                               2000
COHEN & STEERS TOT RET             ETF       19247R103         65     3283SH              SOLE                               3283
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          8     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102      10631   443885SH              SOLE                             443885
DJ ISHS SEL DIV IX                 ETF       464287168         66     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3077    54295SH              SOLE                              54295
DJ US CONS CYC SEC IX FD           ETF       464287580       1233    19712SH              SOLE                              19712
DJ US ENE SEC IX FD                ETF       464287796       3071    33110SH              SOLE                              33110
DJ US FIN SEC IX                   ETF       464287788       4959    44680SH              SOLE                              44680
DJ US FINL SVC IX                  ETF       464287770        767     6055SH              SOLE                               6055
DJ US HTHCRE SEC IX FD             ETF       464287762       3848    58735SH              SOLE                              58735
DJ US INDUSTRIAL                   ETF       464287754        454     7410SH              SOLE                               7410
DJ US RE IX                        ETF       464287739      16602   215415SH              SOLE                             215415
DJ US TREAS INFLATE                ETF       464287176        148     1460SH              SOLE                               1460
DJ US UTIL IX                      ETF       464287697        149     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       4356    64955SH              SOLE                              64955
HIGH YLD PLUS FD                   ETF       429906100         14     4000SH              SOLE                               4000
ISHARE EMERG MKTS                  ETF       464287234      11293   116695SH              SOLE                             116695
ISHARES INC JAPAN                  ETF       464286848         27     2000SH              SOLE                               2000
LEH 1-3 TREAS BD                   ETF       464287457         68      850SH              SOLE                                850
MUNHOLDINGS NJ INSD                ETF       09254X101         67     4375SH              SOLE                               4375
NASDAQ BIOTECH IX                  ETF       464287556      13364   181130SH              SOLE                             181130
NFJ DIV INT 7 PREM STRAT FD        ETF       65337H109         12      480SH              SOLE                                480
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          8      500SH              SOLE                                500
NUVEEN PFD 7 CONV FD               ETF       67073D102         20     1425SH              SOLE                               1425
NVN PERF PLUS                      ETF       67062P108          8      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        169    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        164    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         33     2000SH              SOLE                               2000
PIONEER INT SHARES                 ETF       723703104        142    12800SH              SOLE                              12800
RUSS 2000                          ETF       464287655          8      115SH              SOLE                                115
RUSSELL MID CAP                    ETF       464287499        854     9155SH              SOLE                               9155
RYDEX ETF TR S&P 500               ETF       78355W106        344     8210SH              SOLE                               8210
S&P 500 DEP REC                    ETF       78462F103        297     2449SH              SOLE                               2449
S&P 500 INDEX FUND ETF             ETF       464287200        379     2830SH              SOLE                               2830
S&P MDCP 400 IDX                   ETF       464287507      10631   140925SH              SOLE                             140925
S&P MID CAP 400                    ETF       78467Y107      16950   123165SH              SOLE                             123165
S&P SMCAP 600 IDX                  ETF       464287804       6534   106695SH              SOLE                             106695
SEL SEC SPDR DISC                  ETF       81369Y407       3002    85904SH              SOLE                              85904
SEL SEC SPDR ENERGY                ETF       81369Y506       6164   115325SH              SOLE                             115325
SEL SEC SPDR FIN                   ETF       81369Y605       4745   137070SH              SOLE                             137070
SEL SEC SPDR HLTH                  ETF       81369Y209       6238   187955SH              SOLE                             187955
SEL SEC SPDR INDUS                 ETF       81369Y704       3194    95805SH              SOLE                              95805
SEL SEC SPDR MAT                   ETF       81369Y100         63     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7415   292140SH              SOLE                             292140
SELIGNAN SELECT MUNI FD            ETF       816344105         40     4000SH              SOLE                               4000
STREETRACK GOLD                    ETF       78463V107         15      250SH              SOLE                                250
VANG TOTAL STOCK                   ETF       922908769         80      605SH              SOLE                                605

Total  $ 141950(X1000)
